SHAREHOLDER LETTER

CONTENTS

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Templeton Money Fund seeks to provide a high level of current income, consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment objective. The Portfolio, in turn, invests in various money market instruments such as U.S. government securities and other U.S. dollar-denominated securities. The Fund attempts to maintain a stable net asset value of $1.00 per share.(1)
--------------------------------------------------------------------------------

Dear Shareholder:

This annual report for Franklin Templeton Money Fund Trust covers the period ended June 30, 2001.

The combination of lower stock prices and higher short-term interest rates in early 2000 contributed to a sharp deceleration in the U.S. economy's growth during the 12 months under review. The unprecedented rise in Y2K and Internet-related spending that propelled stock prices and fueled consumer spending in the past few years began to unwind in June 2000. As a result, growth in gross domestic product (GDP), the country's broadest gauge of economic vibrancy, slowed dramatically from a 5.2% annualized pace in the first half of 2000 to a 1.6% annual rate in the second


1. There is no assurance that the Fund's $1.00 per share price will be maintained. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 6.


CONTENTS

Shareholder Letter .........................................................   1

Performance Summary ........................................................   3

Financial Highlights & Statement of Investments ............................   4

Financial Statements .......................................................   7

Notes to Financial Statements ..............................................  10

Independent Auditors' Report ...............................................  12


FUND CATEGORY
[PYRAMID GRAPHIC]
half of the year. As the year 2000 ended, it became apparent that economic growth was decelerating too quickly, potentially shutting down the longest expansion in U.S. history.

In response to deteriorating economic activity, the Federal Reserve Board (the
Fed) began aggressively lowering short-term interest rates to stimulate economic growth. The Fed lowered rates six times during the period, for a total of 275 basis points (2.75%), bringing the federal funds target rate from 6.50% to 3.75% by June 30, 2001. Despite the Fed's aggressive actions, GDP growth for first quarter 2001 further decelerated to a 1.3% annualized rate.

The economy ended the year under review on a very weak note and appeared to be walking a fine line between a soft landing and a recession. In response to slowing demand, manufacturing activity contracted, and businesses continued cuts in capital spending while initiating layoffs. Thus far, consumer spending held up relatively well as evidenced by higher than expected demand for housing and automobiles. However, lower stock prices, continued corporate layoffs and higher energy and electricity prices suggest the possibility of a further downshift in overall consumer spending.

In recognition of the dramatic economic slowdown and likelihood of lower interest rates, we began extending the Fund's weighted average maturity in late 2000 and maintained a relatively longer than normal maturity through the end of the period. By locking in higher rates for longer periods, the Fund sought to maximize its performance despite the declining interest rate environment. Reflecting the 275 basis points decrease in the federal funds target rate over the past fiscal year, the Fund's Class B shares' seven-day effective yield declined from 5.51% on June 30, 2000, to 3.11% on June 30, 2001. Similarly, the Fund's Class C shares' seven-day effective yield fell from 5.63% to 3.22%.

While we believe that the Fed is nearing the end of their easing mode, the U.S. economy remains fragile. Therefore, the Fed may cut rates further until an economic recovery is more clearly in sight. We believe that the Fed's aggressive easing, combined with lower income tax rates, should stimulate economic growth later in 2001. As signs of economic growth become more evident, we believe short-term rates should gradually begin to rise again.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ Charles B. Johnson

Charles B. Johnson
Chairman
Franklin Templeton Money Fund Trust


PERFORMANCE SUMMARY
6/30/01
CLASS B
--------------------------------------------------------------------------------
Seven-day effective yield*                                                 3.11%

Seven-day annualized yield                                                 3.06%

CLASS C
--------------------------------------------------------------------------------
Seven-day effective yield*                                                 3.22%

Seven-day annualized yield                                                 3.17%

*The seven-day effective yield assumes the compounding of daily dividends.

Annualized and effective yields are for the seven-day period ended 6/30/01. The Fund's average weighted maturity was 73 days. Yield reflects fluctuations in interest rates on portfolio investments and Fund expenses.

Franklin Advisers, Inc., the Fund's administrator and the manager of the Fund's underlying portfolio, has agreed in advance to waive a portion of its fees. If the manager had not taken these actions, the portfolio's annualized and effective yields for the period would have been 2.62% and 2.66% for Class B shares and 2.73% and 2.77% for Class C shares. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

Past performance does not guarantee future results.

--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of June 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND

Financial Highlights

                                                                         CLASS B
                                                            -------------------------------------
                                                                    YEAR ENDED JUNE 30,
                                                            -------------------------------------
                                                              2001         2000         1999(c)
                                                            -------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................   $   1.00     $  1.00      $  1.00
                                                            -------------------------------------
Income from investment operations - net investment income       .048        .045         .019
Less distributions from net investment income ...........      (.048)      (.045)       (.019)
                                                            -------------------------------------
Net asset value, end of year ............................   $   1.00     $  1.00      $  1.00
                                                            =====================================

Total return(a) .........................................       4.92%       4.64%        1.88%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................   $ 11,544     $ 5,439      $   762
Ratios to average net assets:
 Expenses(b) ............................................       1.25%       1.25%        1.26%(d)
 Expenses excluding waiver and payments by affiliate(b) .       1.61%       1.52%        1.46%(d)
 Net investment income ..................................       4.66%       4.54%        3.73%(d)

(a) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

(c) For the period January 1, 1999 (effective date) to June 30, 1999.

(d) Annualized

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND

Financial Highlights (continued)

                                                                                      CLASS C
                                                            ------------------------------------------------------------
                                                                                YEAR ENDED JUNE 30,
                                                            ------------------------------------------------------------
                                                              2001         2000         1999         1998        1997
                                                            ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................   $   1.00     $   1.00     $   1.00     $   1.00     $  1.00
                                                            ------------------------------------------------------------
Income from investment operations - net investment income       .050         .046         .040         .043        .042
Less distributions from net investment income ...........      (.050)       (.046)       (.040)       (.043)      (.042)
                                                            ------------------------------------------------------------
Net asset value, end of year ............................   $   1.00     $   1.00     $   1.00     $   1.00     $  1.00
                                                            ============================================================

Total return(a) .........................................       5.12%        4.75%        4.08%        4.43%       4.29%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................   $ 55,342     $ 82,406     $ 77,667     $ 38,538     $ 9,724
Ratios to average net assets:
 Expenses(b) ............................................       1.10%        1.13%        1.22%        1.25%       1.25%
 Expenses excluding waiver and payments by affiliate(b) .       1.46%        1.40%        1.42%        1.45%       1.59%
 Net investment income ..................................       5.11%        4.66%        4.00%        4.39%       4.26%

(a) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

                       See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND

STATEMENT OF INVESTMENTS, JUNE 30, 2001

                                                                                 SHARES          VALUE
------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS 104.5%
The Money Market Portfolio (Note 1) (COST $69,926,448) .....................   69,926,448     $ 69,926,448
OTHER ASSETS, LESS LIABILITIES (4.5%) ......................................                    (3,040,602)
                                                                                               -----------
NET ASSETS 100.0% ..........................................................                   $66,885,846
                                                                                               ===========

                       See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001

Assets:
 Investments in securities, at value and cost ....................   $69,926,448
 Receivable from capital shares sold .............................       318,996
                                                                     -----------
      Total assets ...............................................    70,245,444
                                                                     -----------
Liabilities:
 Payables:
  Capital shares redeemed ........................................     2,828,070
  Affiliates .....................................................        77,474
  Shareholders ...................................................       419,316
 Other liabilities ...............................................        34,738
                                                                     -----------
      Total liabilities ..........................................     3,359,598
                                                                     -----------
       Net assets, at value ......................................   $66,885,846
                                                                     ===========
CLASS B:
 Net assets, at value ............................................   $11,543,620
                                                                     ===========
 Shares outstanding ..............................................    11,543,620
                                                                     ===========
 Net asset value per share(a) ....................................   $      1.00
                                                                     ===========
CLASS C:
 Net assets, at value ............................................   $55,342,226
                                                                     ===========
 Shares outstanding ..............................................    55,342,226
                                                                     ===========
 Net asset value per share(a) ....................................   $      1.00
                                                                     ===========

(a) Redemption price is equal to net assets less any applicable contingent deferred sales charge.

                       See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND

Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2001

Investment income:
 Dividends ........................................................  $4,597,420
                                                                     ----------
Expenses:
 Administrative fees (Note 3) .....................................     345,763
 Distribution fees (Note 3)
  Class B .........................................................      53,854
  Class C .........................................................     340,566
 Transfer agent fees (Note 3) .....................................     161,535
 Reports to shareholders ..........................................      13,517
 Registration and filing fees .....................................      71,524
 Professional fees ................................................      17,593
 Other ............................................................       3,680
                                                                     ----------
      Total expenses ..............................................   1,008,032
      Expenses waived/paid by affiliate (Note 3) ..................    (268,913)
                                                                     ----------
       Net expenses ...............................................     739,119
                                                                     ----------
        Net investment income .....................................   3,858,301
                                                                     ----------
Net increase in net assets resulting from operations ..............  $3,858,301
                                                                     ==========

                       See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND

Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2001 AND 2000

                                                                                                2001             2000
                                                                                            -----------------------------
Increase (decrease) in net assets:
 Operations:
      Net investment income ..............................................................  $ 3,858,301       $ 4,965,992
 Distributions to shareholders from net investment income:
  Class B ................................................................................     (388,581)         (198,931)
  Class C ................................................................................   (3,469,720)       (4,767,061)
                                                                                            -----------------------------
 Total distributions to shareholders .....................................................   (3,858,301)       (4,965,992)
 Capital share transactions: (Note 2)
  Class B ................................................................................    6,104,539         4,677,217
  Class C ................................................................................  (27,063,760)        4,739,312
                                                                                            -----------------------------
 Total capital share transactions ........................................................  (20,959,221)        9,416,529
      Net increase (decrease) in net assets ..............................................  (20,959,221)        9,416,529
Net assets (there is no undistributed net investment income at beginning or end of year):
 Beginning of year .......................................................................   87,845,067        78,428,538
                                                                                            -----------------------------
 End of year .............................................................................  $66,885,846       $87,845,067
                                                                                            =============================

                       See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Money Fund Trust (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin Templeton Money Fund (the Fund). The Fund seeks high current income consistent with preservation of capital and liquidity.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in net asset value of the Portfolio. As of June 30, 2001, the Fund owns 1.56% of the Portfolio.

b. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are either reinvested in additional shares of the Fund or distributed monthly.

Net investment income, other than class specific expenses, is allocated daily to each class of shares based on the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily based upon the relative proportion of net assets of each class.

d. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND

Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class B and Class C. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2001, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                        YEAR ENDED JUNE 30,
                                                 ---------------------------------
                                                     2001               2000
                                                 ---------------------------------
CLASS B SHARES:
Shares sold ..................................   $  21,348,687    $    14,494,527
Shares issued in reinvestment of distributions         386,464            198,089
Shares redeemed ..............................     (15,630,612)       (10,015,399)
                                                 ---------------------------------
Net increase .................................   $   6,104,539    $     4,677,217
                                                 =================================
CLASS C SHARES:
Shares sold ..................................   $ 751,914,104    $ 1,299,601,244
Shares issued in reinvestment of distributions       3,485,698          4,777,341
Shares redeemed ..............................    (782,463,562)    (1,299,639,273)
                                                 ---------------------------------
Net increase (decrease) ......................   $ (27,063,760)   $     4,739,312
                                                 =================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's administrative manager, principal underwriter and transfer agent, respectively, and of the Portfolio.

The Fund pays an administrative fee to Advisers based on the average net assets of the Fund as follows:

            ANNUALIZED
             FEE RATE    DAILY NET ASSETS
            ----------------------------------------------------------------
              .455%      First $100 million
              .330%      Over $100 million, up to and including $250 million
              .280%      Over $250 million

Advisers agreed in advance to waive administrative fees, as noted in the Statement of Operations.

The Fund reimburses Distributors up to .65% per year of its average daily net assets for costs incurred in marketing the Fund's Class B and Class C shares.

Distributors received contingent deferred sales charges for the year of $483,963.

The Fund paid transfer agent fees of $161,535, of which $140,404 was paid to Investor Services.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND

Independent Auditors' Report


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FRANKLIN TEMPLETON MONEY FUND TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Templeton Money Fund (the "Fund") of the Franklin Templeton Money Fund Trust at June 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 2, 2001

THE MONEY MARKET PORTFOLIOS
Financial Highlights


THE MONEY MARKET PORTFOLIO

                                                                                      YEAR ENDED JUNE 30,
                                                            -----------------------------------------------------------------------
                                                               2001           2000           1999           1998           1997
                                                            -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                            -----------------------------------------------------------------------
Income from investment operations - net investment income         .059           .056           .051           .055           .053
Less distributions from net investment income ...........        (.059)         (.056)         (.051)         (.055)         (.053)
                                                            -----------------------------------------------------------------------
Net asset value, end of year ............................   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                            =======================================================================
Total return(a) .........................................         6.08%          5.75%          5.18%          5.64%          5.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................   $4,490,919     $4,144,043     $3,672,404     $2,043,629     $1,773,546
Ratios to average net assets:
 Expenses ...............................................          .15%           .15%           .15%           .15%           .15%
 Expenses excluding waiver and payments by affiliate ....          .16%           .16%           .15%           .16%           .16%
 Net investment income ..................................         5.91%          5.65%          5.04%          5.50%          5.34%

(a) Total return is not annualized for periods less than one year.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2001

                                                                                                    PRINCIPAL
    THE MONEY MARKET PORTFOLIO                                                                       AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
    BANK NOTES 2.2%
    Bank of America NT & SA, 3.62%, 8/30/01 - 8/31/01 (COST $100,000,000) .......................  $100,000,000      $  100,000,000
                                                                                                                     --------------
    BANKERS ACCEPTANCE .2%
    Toronto Dominion Bank, New York Branch, 8/22/01 (COST $10,922,144) ..........................    11,000,000          10,922,144
                                                                                                                     --------------
    CERTIFICATES OF DEPOSIT 43.5%
    ABN AMRO Bank NV, Chicago Branch, 3.97% - 6.36%, 7/16/01 - 12/6/01 ..........................   125,000,000         125,002,165
    Australia & New Zealand Banking Group Ltd., New York Branch, 3.65%, 8/27/01 .................    25,000,000          25,000,393
    Bank of Montreal, Chicago Branch, 3.65%, 2/20/02 ............................................    50,000,000          50,003,171
    Bank of Nova Scotia, Portland Branch, 4.02%, 7/23/01 - 7/27/01 ..............................   125,000,000         125,000,000
    Banque Nationale De Paris, New York Branch, 3.93%, 8/01/01 - 8/6/01 .........................   150,000,000         150,000,000
    Barclays Bank PLC, New York Branch, 4.41 - 4.85%, 3/04/02 - 4/16/02 .........................   150,000,000         149,998,124
    Commerzbank AG, New York Branch, 3.77% - 4.04%, 7/16/01 - 8/28/01 ...........................   100,000,000         100,001,120
    Credit Agricole, New York Branch, 4.52% - 7.06%, 7/20/01 - 9/21/01 ..........................    53,000,000          52,999,911
    Den Danske Bank AS, New York Branch, 3.65% - 3.81%, 8/23/01 - 8/29/01 .......................    50,000,000          50,000,772
    Deutsche Bank AG, New York Branch, 4.83% - 5.20%, 9/12/01 - 1/30/02 .........................   125,000,000         125,006,683
    Dexia Bank, New York Branch, 3.84% - 7.045%, 7/20/01 - 5/23/02 ..............................   125,000,000         125,004,943
    Dresdner Bank AG, New York Branch, 3.96%, 7/17/01 - 7/18/01 .................................    50,000,000          50,000,227
    Lloyds Bank PLC, New York Branch, 4.70%, 7/09/01 ............................................    25,000,000          25,000,000
    National Westminster Bank PLC, New York Branch, 4.605% - 4.83%, 9/04/01 - 9/28/01 ...........   100,000,000         100,002,089
    Rabobank Nederland NV, New York Branch, 5.20% - 6.94%, 7/05/01 - 1/30/02 ....................   150,000,000         150,004,798
    Royal Bank of Canada, New York Branch, 4.025% - 6.685%, 10/09/01 - 7/02/02 ..................    75,000,000          75,005,520
    Societe Generale, New York Branch, 3.84%, 8/07/01 - 8/10/01 .................................   100,000,000         100,000,000
    Svenska Handelsbanken, New York Branch, 4.03% - 4.95%, 7/18/01 - 8/24/01 ....................   125,000,000         125,001,339
    Toronto Dominion Bank, New York Branch, 3.59% - 3.96%, 7/24/01 - 9/24/01 ....................   150,000,000         150,001,012
    UBS AG, Connecticut Branch, 6.20%, 12/11/01 .................................................    50,000,000          49,995,741
    Westpac Banking Corp., New York Branch, 4.57%, 10/03/01 .....................................    50,000,000          50,001,914
                                                                                                                     --------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $1,953,029,922) .........................................                     1,953,029,922
                                                                                                                     --------------
(a) COMMERCIAL PAPER 44.4%
    Abbey National North America Corp., 3.70% - 5.06%, 7/30/01 - 2/15/02 ........................   150,000,000         148,029,042
    ABN AMRO North American Finance Inc., 4.90%, 8/06/01 ........................................    25,000,000          24,877,500
    American Express Credit Corp., 3.88%, 7/30/01 ...............................................    25,000,000          24,921,861
    Asset Securitization Cooperative Corp., 144A, 3.53% - 3.65%, 9/05/01 - 9/10/01 ..............   150,000,000         148,995,675
    Bayerische Landesbank, 3.97%, 7/11/01 - 7/12/01 .............................................   100,000,000          99,884,208
    Bellsouth Corp., 144A, 3.78%, 8/16/01 .......................................................    50,000,000          49,758,500
    Canadian Imperial Holdings Inc., 3.785%, 8/07/01 - 8/10/01 ..................................    75,000,000          74,695,097
    Ciesco LP, 3.64%, 8/27/01 ...................................................................    25,000,000          24,855,917
    Commerzbank U.S. Finance Inc., 3.59%, 9/07/01 - 9/25/01 .....................................    64,720,000          64,191,377
    Den Danske Corp., 3.785%, 8/14/01 - 8/15/01 .................................................   100,000,000          99,532,132
    Deutsche Bank Financial Inc., 4.54%, 9/17/01 ................................................    25,000,000          24,754,083
    Dupont De Nemours & Co., 3.82%, 8/17/01 .....................................................    24,875,319          24,875,319
    General Electric Capital Corp., 3.68% - 6.32%, 7/06/01 - 2/11/02 ............................   150,000,000         148,213,819
    Halifax PLC, 4.15% - 5.06%, 7/10/01 - 9/21/01 ...............................................   125,000,000         124,476,889
    International Lease Finance Corp., 4.12% - 4.22%, 7/02/01 - 7/13/01 .........................   200,000,000         199,916,597
    Intrepid Funding Master Trust, 144A, 3.95%, 8/13/01 .........................................    50,000,000          49,764,097
    Merrill Lynch & Co. Inc., 4.12%, 7/02/01 ....................................................   200,000,000         199,977,111
    Morgan Stanley & Co. Inc., 3.90% - 4.59%, 7/09/01 - 8/22/01 .................................   110,000,000         109,437,300
    National Australia Funding (DE) Inc., 4.12%, 7/02/01 ........................................   150,000,000         149,982,833

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (CONT.)

                                                                                                    PRINCIPAL
    THE MONEY MARKET PORTFOLIO                                                                        AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
(a) COMMERCIAL PAPER (CONT.)
    Province of British Columbia, 3.84% - 4.94%, 7/23/01 - 10/31/01 .............................  $ 31,100,000       $  30,956,140
    Royal Bank of Canada, 3.75% - 4.975%, 8/20/01 - 3/04/02 .....................................    55,000,000          54,058,507
    SBC Communications Inc., 144A, 3.95%, 7/19/01 ...............................................    25,000,000          24,950,625
    Societe Generale of North America Inc., 3.61% - 3.79%, 8/08/01 - 8/29/01 ....................    50,000,000          49,752,076
    Svenska Handelsbanken Inc., 3.87% - 4.75%, 9/05/01 - 11/09/01 ...............................    42,500,000          41,995,545
                                                                                                                     --------------
    TOTAL COMMERCIAL PAPER (COST $1,992,852,250) ................................................                     1,992,852,250
                                                                                                                     --------------
    U.S. GOVERNMENT AGENCY SECURITIES 1.7%
    Federal Home Loan Bank, 4.85%, 8/17/01 ......................................................    27,423,000          27,249,359
    Federal Home Loan Mortgage Corp., 3.55%, 3/28/02 ............................................    50,000,000          48,668,750
                                                                                                                     --------------
    TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $75,918,109) ..................................                        75,918,109
                                                                                                                     --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $4,132,722,425) ........................                     4,132,722,425
                                                                                                                     --------------
(b) REPURCHASE AGREEMENTS 8.5%
    Barclays Capital Inc., 3.95%, 7/02/01 (Maturity Value $106,284,974) .........................   106,250,000         106,250,000
     Collateralized by U.S. Treasury Notes
    Morgan Stanley and Co. Inc., 3.93%, 7/02/01 (Maturity Value $106,284,797) ...................   106,250,000         106,250,000
     Collateralized by U.S. Treasury Notes
    UBS Warburg LLC, 4.125%, 7/02/01 (Maturity Value $170,058,437) ..............................   170,000,000         170,000,000
     Collateralized by U.S. Government Agencies Notes
                                                                                                                     --------------
    TOTAL REPURCHASE AGREEMENTS (COST $382,500,000) .............................................                       382,500,000
                                                                                                                     --------------
    TOTAL INVESTMENTS (COST $4,515,222,425) 100.5% ..............................................                     4,515,222,425
    OTHER ASSETS, LESS LIABILITIES (.5)% ........................................................                       (24,303,198)
                                                                                                                     --------------
    NET ASSETS 100.0% ...........................................................................                    $4,490,919,227
                                                                                                                     ==============

(a) Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.
(b)  See note 1(b) regarding repurchase agreements.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                                                 YEAR ENDED JUNE 30,
                                                            --------------------------------------------------------------
                                                              2001         2000         1999         1998         1997
                                                            --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                            --------------------------------------------------------------
Income from investment operations - net investment income       .056         .054         .049         .054         .052
Less distributions from net investment income ...........      (.056)       (.054)       (.049)       (.054)       (.052)
                                                            --------------------------------------------------------------
Net asset value, end of year ............................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                            ==============================================================

Total return(a) .........................................       5.75%        5.48%        4.97%        5.53%        5.34%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................   $186,718     $221,993     $258,458     $263,226     $285,629
Ratios to average net assets:
 Expenses ...............................................        .15%         .15%         .15%         .15%         .15%
 Expenses excluding waiver and payments by affiliate ....        .16%         .16%         .15%         .16%         .16%
 Net investment income ..................................       5.63%        5.36%        4.84%        5.40%        5.20%

(a) Total return is not annualized for periods less than one year.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2001

                                                                                                           PRINCIPAL
    THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                                    AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    GOVERNMENT SECURITIES 32.5%
    U.S. Treasury Note, 5.50%, 8/31/01 ................................................................  $ 10,000,000   $ 10,007,480
    U.S. Treasury Note, 5.875%, 10/31/01 ..............................................................    10,000,000     10,024,724
    U.S. Treasury Note, 5.875%, 11/30/01 ..............................................................    10,000,000     10,089,923
    U.S. Treasury Note, 6.25%, 1/31/02 ................................................................    20,000,000     20,273,289
    U.S. Treasury Note, 6.375%, 4/30/02 ...............................................................     5,000,000      5,110,913
    U.S. Treasury Note, 6.625%, 5/31/02 ...............................................................     5,000,000      5,118,025
                                                                                                                        ------------
    TOTAL GOVERNMENT SECURITIES (COST $60,624,354)                                                                        60,624,354
                                                                                                                        ------------
(a) REPURCHASE AGREEMENTS 67.0%
    ABN AMRO Inc., 3.95%, 7/02/01 (Maturity Value $8,002,633) .........................................     8,000,000      8,000,000
     Collateralized by U.S. Treasury Notes
    Barclays Capital Inc., 3.95%, 7/02/01 (Maturity Value $38,597,701) ................................    38,585,000     38,585,000
     Collateralized by U.S. Treasury Notes
    Bear, Stearns & Co. Inc., 3.95%, 7/02/01 (Maturity Value $8,002,633) ..............................     8,000,000      8,000,000
     Collateralized by U.S. Treasury Notes
    BMO Nesbitt Burns Corp., 3.97%, 7/02/01 (Maturity Value $8,002,647) ...............................     8,000,000      8,000,000
     Collateralized by U.S. Treasury Notes
    Dresdner Kleinwort Wasserstein Securities LLC, 3.90%, 7/02/01 (Maturity Value $8,002,600) .........     8,000,000      8,000,000
     Collateralized by U.S. Treasury Notes
    Morgan Stanley & Co. Inc., 3.93%, 7/02/01 (Maturity Value $38,592,635) ............................    38,580,000     38,580,000
     Collateralized by U.S. Treasury Notes
    SG Cowen Securities Corp., 3.95%, 7/02/01 (Maturity Value $8,002,633) .............................     8,000,000      8,000,000
     Collateralized by U.S. Treasury Bond
    UBS Warburg LLC, 3.95%, 7/02/01 (Maturity Value $8,002,633) .......................................     8,000,000      8,000,000
     Collateralized by U.S. Treasury Notes
                                                                                                                        ------------
    TOTAL REPURCHASE AGREEMENTS (COST $125,165,000) ...................................................                  125,165,000
                                                                                                                        ------------
    TOTAL INVESTMENTS (COST $185,789,354) 99.5% .......................................................                  185,789,354
    OTHER ASSETS, LESS LIABILITIES .5% ................................................................                      928,775
                                                                                                                        ------------
    NET ASSETS 100.0% .................................................................................                 $186,718,129
                                                                                                                        ============

(a) See note 1(b) regarding repurchase agreements.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001

                                                                   THE U.S.
                                                                  GOVERNMENT
                                                     THE          SECURITIES
                                                 MONEY MARKET    MONEY MARKET
                                                  PORTFOLIO       PORTFOLIO
                                                -----------------------------
Assets:
 Investments in securities, at value and cost   $4,132,722,425   $ 60,624,354
 Repurchase agreements, at value and cost ...      382,500,000    125,165,000
 Cash .......................................               --            215
 Interest receivable ........................       26,223,572        963,152
                                                -----------------------------
        Total assets ........................    4,541,445,997    186,752,721
                                                -----------------------------
Liabilities:
 Payables:
  Investment securities purchased ...........       50,004,871             --
  Affiliates ................................          452,098         19,124
  Professional fees .........................           25,000         13,666
 Other liabilities ..........................           44,801          1,802
                                                -----------------------------
        Total liabilities ...................       50,526,770         34,592
                                                -----------------------------
 Net assets, at value .......................   $4,490,919,227   $186,718,129
                                                =============================
 Shares outstanding .........................    4,490,919,227    186,718,129
                                                =============================
 Net asset value per share ..................   $         1.00   $       1.00
                                                =============================

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2001

                                                                          THE U.S.
                                                                         GOVERNMENT
                                                            THE         SECURITIES
                                                        MONEY MARKET    MONEY MARKET
                                                         PORTFOLIO       PORTFOLIO
                                                       -----------------------------
Investment income:
 Interest ..........................................   $ 246,927,617    $ 11,518,531
                                                       -----------------------------
Expenses:
 Management fees (Note 3) ..........................       6,158,676         299,761
 Transfer agent fees (Note 3) ......................          67,614           3,584
 Custodian fees ....................................          38,092           1,734
 Reports to shareholders ...........................           9,568             490
 Professional fees .................................          54,392          17,967
 Trustees' fees and expenses .......................           9,286             476
 Other .............................................          30,927           1,655
                                                       -----------------------------
      Total expenses ...............................       6,368,555         325,667
      Expenses waived/paid by affiliate (Note 3) ...        (251,862)        (26,917)
                                                       -----------------------------
       Net expenses ................................       6,116,693         298,750
                                                       -----------------------------
        Net investment income ......................     240,810,924      11,219,781
                                                       -----------------------------
Net realized loss from investments .................          (5,085)             --
                                                       -----------------------------
Net increase in net assets resulting from operations   $ 240,805,839    $ 11,219,781
                                                       =============================

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2001 AND 2000

                                                                                                   THE U.S. GOVERNMENT SECURITIES
                                                             THE MONEY MARKET PORTFOLIO                MONEY MARKET PORTFOLIO
                                                       ---------------------------------------------------------------------------
                                                             2001                  2000                2001             2000
                                                       ---------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..............................   $   240,810,924       $   200,859,294       $  11,219,781    $  13,297,924
  Net realized loss from investments .................            (5,085)               (9,285)                 --               --
                                                       ---------------------------------------------------------------------------
      Net increase in net assets resulting
       from operations ..............................       240,805,839           200,850,009          11,219,781       13,297,924
 Distributions to shareholders from net
  investment income .................................      (240,805,839)(a)      (200,850,009)(b)     (11,219,781)     (13,297,924)
 Capital share transactions (Note 2) ................       376,876,187           441,639,255         (35,274,816)     (36,465,436)
                                                       ---------------------------------------------------------------------------
       Net increase (decrease) in net assets ........       376,876,187           441,639,255         (35,274,816)     (36,465,436)
Net assets (there is no undistributed net investment
 income at beginning or end of year):
  Beginning of year .................................     4,114,043,040         3,672,403,785         221,992,945      258,458,381
                                                       ---------------------------------------------------------------------------
  End of year .......................................   $ 4,490,919,227       $ 4,114,043,040       $ 186,718,129    $ 221,992,945
                                                       ===========================================================================

(a) Distributions were decreased by a net realized loss from investments of $5,085.

(b) Distributions were decreased by a net realized loss from investments of $9,285.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

a. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

b. REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 2001, all outstanding repurchase agreements held by the Portfolios had been entered into on June 29, 2001.

c. INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2001, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                             THE
                                                         THE           U.S. GOVERNMENT
                                                    MONEY MARKET       SECURITIES MONEY
                                                      PORTFOLIO        MARKET PORTFOLIO
                                                  -------------------------------------
Year ended June 30, 2001
 Shares sold ..................................   $ 24,764,437,164    $   619,229,326
 Shares issued in reinvestment of distributions        241,376,023         11,219,610
 Shares redeemed ..............................    (24,628,937,000)      (665,723,752)
                                                  -------------------------------------
      Net increase (decrease) .................   $    376,876,187    $   (35,274,816)
                                                  =====================================
Year ended June 30, 2000
 Shares sold ..................................   $ 38,813,462,724    $ 1,220,241,486
 Shares issued in reinvestment of distributions        200,275,366         13,291,931
 Shares redeemed ..............................    (38,572,098,835)    (1,269,998,853)
                                                  -------------------------------------
      Net increase (decrease) .................   $    441,639,255    $   (36,465,436)
                                                  =====================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services,
LLC (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees as noted in the Statements of Operations.

At June 30, 2001, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                                    PERCENTAGE OF
                                                                                    SHARES        OUTSTANDING SHARES
                                                                                 -----------------------------------
Franklin Money Fund ...........................................................  2,220,923,152          49.45%
Institutional Fiduciary Trust - Money Market Portfolio ........................  2,047,133,331          45.58%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ...................    152,936,296           3.41%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund ...........     69,926,448           1.56%

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (continued)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

At June 30, 2001, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                                                    PERCENTAGE OF
                                                                                                   SHARES         OUTSTANDING SHARES
                                                                                                 -----------------------------------
Institutional Fiduciary Trust - Franklin U.S Government Securities Money Market Portfolio .....   53,900,789            28.87%
Franklin Federal Money Fund ...................................................................  132,817,340            71.13%

4. INCOME TAXES

At June 30, 2001, The Money Market Portfolio had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

          Capital loss carryovers expiring in:

           2008 ..............................................   $ 8,692
           2009 ..............................................     9,285
                                                                 -------
                                                                 $17,977
                                                                 =======

At June 30, 2001, The Money Market Portfolio has deferred capital losses occurring subsequent to October 31, 2000 of $5,085. For tax purposes, such losses will be reflected in the year ending June 30, 2002.

THE MONEY MARKET PORTFOLIOS
Independent Auditors' Report


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
THE MONEY MARKET PORTFOLIOS

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting The Money Market Portfolios (hereafter referred to as the "Portfolios") at June 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 2, 2001


24